Supplemental Guarantor Condensed Consolidating Financial Statements - Summary of Adjustments - Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	$ 0	$ 0
Total assets	34,269	35,240
Total liabilities	31,551	33,478
First Data Corporation stockholder’s (deficit) equity	(452)	(1,490)
Total equity	2,648	1,693	$ 2,626	$ 3,408
Total liabilities and equity	34,269	35,240
Reportable legal entities | FDC Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	24,474	24,393
Total assets	35,989	34,719
Total liabilities	36,441	36,209
First Data Corporation stockholder’s (deficit) equity	(452)	(1,490)
Total equity	(452)	(1,490)
Total liabilities and equity	35,989	34,719
Reportable legal entities | Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	5,331	5,714
Total assets	37,862	35,525
Total liabilities	17,402	15,484
First Data Corporation stockholder’s (deficit) equity	20,460	20,041
Total equity	20,460	20,041
Total liabilities and equity	37,862	35,525
Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	0	0
Total assets	20,644	21,159
Total liabilities	8,129	7,841
First Data Corporation stockholder’s (deficit) equity	6,241	6,873
Total equity	12,445	13,249
Total liabilities and equity	20,644	21,159
Consolidation Adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries	(29,805)	(30,107)
Total assets	(60,226)	(56,163)
Total liabilities	(30,421)	(26,056)
First Data Corporation stockholder’s (deficit) equity	(26,701)	(26,914)
Total equity	(29,805)	(30,107)
Total liabilities and equity	$ (60,226)	(56,163)
As Previously Reported | Reportable legal entities | FDC Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries		24,393
Total assets		34,719
Total liabilities		36,209
First Data Corporation stockholder’s (deficit) equity		(1,490)
Total equity		(1,490)
Total liabilities and equity		34,719
As Previously Reported | Reportable legal entities | Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries		5,314
Total assets		36,078
Total liabilities		14,980
First Data Corporation stockholder’s (deficit) equity		21,097
Total equity		21,097
Total liabilities and equity		36,078
As Previously Reported | Reportable legal entities | Non-Guarantor Subsidiaries
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries		0
Total assets		18,712
Total liabilities		6,850
First Data Corporation stockholder’s (deficit) equity		5,417
Total equity		11,793
Total liabilities and equity		18,712
As Previously Reported | Consolidation Adjustments
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in consolidated subsidiaries		(29,707)
Total assets		(54,269)
Total liabilities		(24,561)
First Data Corporation stockholder’s (deficit) equity		(26,514)
Total equity		(29,707)
Total liabilities and equity		$ (54,269)